Taxation - Change in deferred tax assets and liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	$ (2,794)	$ (2,804)
Exchange differences	88	(11)
Recognised in income statement	409	108
Recognised in other comprehensive income and equity	(83)	(122)
Tax rate change – recognised in income statement	1	(4)
Tax rate change – recognised in other comprehensive loss and equity	38
Acquisition	(2)
Increase (Decrease) Through Transfer To Assets Held For Sale, Deferred Tax Liability (Asset)	61	39
Ending balance	(2,282)	(2,794)
Tax losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	57	64
Exchange differences	(1)	3
Recognised in income statement	7	(10)
Recognised in other comprehensive income and equity	0	0
Tax rate change – recognised in income statement	(1)	0
Tax rate change – recognised in other comprehensive loss and equity	0
Acquisition	0
Increase (Decrease) Through Transfer To Assets Held For Sale, Deferred Tax Liability (Asset)	(5)	0
Ending balance	57	57
Other temporary differences
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	444	357
Exchange differences	13	(5)
Recognised in income statement	115	131
Recognised in other comprehensive income and equity	(23)	(38)
Tax rate change – recognised in income statement	(2)	0
Tax rate change – recognised in other comprehensive loss and equity	0
Acquisition	0
Increase (Decrease) Through Transfer To Assets Held For Sale, Deferred Tax Liability (Asset)	(24)	(1)
Ending balance	523	444
Property, plant and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(793)	(688)
Exchange differences	23	(31)
Recognised in income statement	(3)	(92)
Recognised in other comprehensive income and equity	(8)	(20)
Tax rate change – recognised in income statement	0	(2)
Tax rate change – recognised in other comprehensive loss and equity	18
Acquisition	0
Increase (Decrease) Through Transfer To Assets Held For Sale, Deferred Tax Liability (Asset)	88	40
Ending balance	(675)	(793)
Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(2,362)	(2,395)
Exchange differences	47	23
Recognised in income statement	279	78
Recognised in other comprehensive income and equity	(62)	(67)
Tax rate change – recognised in income statement	5	(2)
Tax rate change – recognised in other comprehensive loss and equity	20
Acquisition	(2)
Increase (Decrease) Through Transfer To Assets Held For Sale, Deferred Tax Liability (Asset)	2	1
Ending balance	(2,073)	(2,362)
Post employment plan
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(140)	(142)
Exchange differences	6	(1)
Recognised in income statement	11	1
Recognised in other comprehensive income and equity	10	3
Tax rate change – recognised in income statement	(1)	0
Tax rate change – recognised in other comprehensive loss and equity	0
Acquisition	0
Increase (Decrease) Through Transfer To Assets Held For Sale, Deferred Tax Liability (Asset)	0	(1)
Ending balance	$ (114)	$ (140)